EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses dated August 1, 2012, for Legg Mason BW Global Opportunities Bond Fund, Legg Mason BW International Opportunities Bond Fund, and Legg Mason BW Absolute Opportunities Fund, each a series of Legg Mason Global Asset Management Trust, which were filed with the Securities and Exchange Commission on August 3, 2012 (Accession No. 0001193125-12-335168) in definitive form.